Derivative Financial Instruments and Risk Management (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ 107	$ (204)
Gains (Losses) on Borrowings	(98)	219
Recognized in AOCI (Effective Portion)	(79)	35
Reclassified from AOCI (Effective Portion)	(53)	90
Recognized in Earnings (Ineffective Portion)	1	11
Gains or (Losses) on derivatives not designated as hedging instruments	(20)	(89)
Machinery and Power Systems | Other Income (Expense) Member
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives		1
Gains (Losses) on Borrowings		(1)
Foreign exchange contracts, Reclassified from AOCI (Effective Portion)	(1)	176
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)	2	2
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(3)	(3)
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(45)	35
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(8)	(3)
Commodity contracts, Gains or (Losses) on derivatives not designated as hedging instruments	15	10
Financial Products | Other Income (Expense) Member
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	107	(205)
Gains (Losses) on Borrowings	(98)	220
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	16	(134)
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	2	3
Financial Products | Interest expense of Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(49)	(83)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	9
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Recognized in AOCI (Effective Portion)	(72)	102
Interest rate contracts, Recognized in AOCI (Effective Portion)		(30)
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Recognized in AOCI (Effective Portion)	$ (7)	$ (37)